Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
ASSETS
Cash and cash equivalents	$ 144,971	877,613	2,132,374
Restricted cash	742	4,493	1,030
Short-term investments	252,009	1,525,588	1,663,259
Marketable securities	0	0	7,221
Accounts receivable, net of allowance for doubtful accounts	31,933	193,312	107,485
Accounts receivable due from related parties	6,300	38,138	89,127
Deferred licensing fees and related costs	1,826	11,057	7,515
Prepayments and other current assets	39,304	237,937	193,164
Other receivables due from related parties	11,761	71,198	2,901,378
Deferred tax assets	16,526	100,044	79,698
Total current assets	505,372	3,059,380	7,182,251
Time deposits with maturity over one year	119,431	723,000	0
Investments in affiliated companies	33,312	201,663	184,052
Property and equipment, net	31,548	190,983	262,095
Intangible assets	70,848	428,893	579,835
Goodwill	49,504	299,682	329,217
Long-term rental deposits	5,201	31,486	55,625
Other long-term assets	26,571	160,851	202,404
Non-current deferred tax assets	5,203	31,495	21,020
Total assets	846,990	5,127,433	8,816,499
LIABILITIES
Short-term borrowings	258,996	1,567,887	1,668,773
Accounts payable	14,070	85,178	60,092
Accounts payable due to related parties	3,420	20,704	40,087
Licensing fees and royalty fees payable	28,933	175,149	160,647
Taxes payable	22,852	138,338	191,149
Deferred revenue	60,366	365,438	341,835
Other payables and accruals	73,352	444,051	644,492
Other payables due to related parties	467	2,827	990,404
Deferred acquisition consideration payable to Shanda	143,295	867,464	0
Deferred tax liabilities	10,178	61,616	53,516
Dividend payable	777	4,704	11,489
Total current liabilities	616,706	3,733,356	4,162,484
Long-term liabilities	5,444	32,957	26,042
Non-current deferred tax liabilities	12,702	76,892	102,420
Non-current deferred revenue	4,890	29,600	37,765
Long-term borrowing	55,393	335,330	0
Total liabilities	695,135	4,208,135	4,328,711
Redeemable non-controlling interests	2,308	13,971	13,971
EQUITY
Class A ordinary shares (US$0.01 par value, 16,000,000,000 shares authorized, 131,860,314 and 127,521,446 issued and outstanding as of December 31, 2012 and 2013)	1,573	9,523	9,796
Class B ordinary shares (US$0.01 par value, 4,000,000,000 shares authorized, 409,087,000 and 409,087,000 issued and outstanding as of December 31, 2012 and 2013)	4,938	29,896	29,896
Additional paid-in capital	1,568	9,491	1,650,977
Statutory reserves	27,787	168,215	160,997
Accumulated other comprehensive loss	(4,016)	(24,313)	(38,322)
Retained earnings	66,428	402,148	2,607,163
Total Shanda Games Limited shareholders' equity	98,278	594,960	4,420,507
Non-controlling interests	51,269	310,367	53,310
Total equity	149,547	905,327	4,473,817
Total liabilities and equity	$ 846,990	5,127,433	8,816,499